Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
14.	COMMITMENTS AND CONTINGENCIES

The following table discloses the contractual obligations of the Company and its subsidiaries as at
December 31, 2018
for committed exploration work and committed office lease and other obligations.

		Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	Total	2019	2020 - 2021	2022-2023	2024 and over
Committed Exploration Expenditures	1,250	1,250	-	-	-

Minera Juanicipio (1) (2)	-	-	-	-	-

Office and other commitments	353	217	136	-	-
Total Obligations	1,603	1,467	136	-	-

1 )	Although the Company makes cash advances to Minera Juanicipio as cash called by the operator Fresnillo (based on approved Minera Juanicipio budgets), they are not
contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Minera Juanicipio.

2 )	According to the operator, Fresnillo, contractual commitments for processing equipment of
$23,100
and for development contractors of
$69,500
with respect to the Juanicipio Project have been committed to as at
December 31, 2018.

The Company also has optional commitments for property option payments and exploration expenditures as outlined above in
Exploration and Evaluation Assets
. There is
no
obligation to make any of those payments or to conduct any work on its optioned properties. As the Company advances them, it evaluates exploration results and determines at its own discretion which option payments to make and which additional exploration work to undertake in order to comply with the funding requirements.

The Company could be subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters would be subject to various uncertainties and it is possible that some matters may
be resolved unfavourably to the Company. Certain conditions
may
exist as of the date of the financial statements are issued, which may
result in a loss to the Company but which will only be resolved when one
or more future events occur or fail to occur. The Company is not
aware of any such claims or investigations, and as such has
not
recorded any related provisions and does
not
expect such matters to result in a material impact on the results of operations, cash flows and financial position.